Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party transactions

a.Revenue from Related Parties

	Years Ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
One-time commissions
Funds managed by Jupai Group	58,676,277	58,159,887	13,477,880	2,114,973
Investees of shareholder of the Company	2,047,634	236,589	—
Total one-time commissions	60,723,911	58,396,476	13,477,880	2,114,973
Recurring management fee
Funds managed by Jupai Group	340,732,359	98,405,095	102,896,582	16,146,720
Total recurring management fee	340,732,359	98,405,095	102,896,582	16,146,720
Recurring service fee
Funds managed by Jupai Group	1,433,629	20,223,856	10,025,528	1,573,224
Total recurring service fee	1,433,629	20,223,856	10,025,528	1,573,224
Total revenue from related parties	402,889,899	177,025,427	126,399,990	19,834,917

c.Amounts due from Related Parties

As of December 31, 2020 and 2021, amounts due from related parties were comprised of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Service fee receivable	26,149,345	20,597,776	3,232,241
Loan to related parties	200,000,000	200,000,000	31,384,364
Loan to noncontrolling interest shareholder	23,187,995	23,187,995	3,638,702
Total amounts due from related parties	249,337,340	243,785,771	38,255,307

d.Deferred Revenue from Related Parties

As of December 31, 2020 and 2021, deferred revenue from related parties was comprised of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Funds managed by Jupai Group	21,789,907	5,682,447	891,700
Total deferred revenue	21,789,907	5,682,447	891,700

e.Amounts due to Related Parties

As of December 31, 2020 and 2021, amounts due to related parties were as following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Funds managed by Jupai Group	14,625,680	14,617,178	2,293,754
Investees of shareholder of the Company	2,000,000	2,000,000	313,844
Total amounts due to related parties	16,625,680	16,617,178	2,607,598